Convertible Note Receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Schedule of the Company's Convertible Note Receivable

A continuity schedule of the Kutcho Convertible Note from January 1, 2017 to December 31, 2018 is presented below:

Convertible Note Receivable

At January 1, 2017	$-

Amount advanced	15,562

Fair value gain (loss) reflected in net earnings	215

At December 31, 2017	$15,777

Fair value gain (loss) reflected in net earnings	(2,878)

At December 31, 2018	$12,899